Schedule of share-based model inputs (Details) - $ / shares		12 Months Ended
	Feb. 10, 2022	Dec. 31, 2022
Exercise price in USD	$ 212.00
Share price in USD	$ 100.00	$ 3.85
Description of expected term	From 5 years to 6 years
Expected volatility	80.00%	90.00%
Risk free interest rate (US treasury bond)	1.99%	4.00%
Dividend yield